Condensed Consolidated Interim Statements of Changes in Equity Q - USD ($)	Total	Additional paid in capital	Retained earnings / (deficit)	Redeemable noncontrolling interests	Class A Common Stock	Class A Common Stock Common stock	Class B Common Stock Common stock	Capital Units Class A Unit Capital	Capital Units Class B Unit Capital
Ending balance (in shares) at Dec. 31, 2023								109,299,332	215,928,474
Ending balance at Dec. 31, 2023								$ 708,481,000	$ 1,002,690,000
Ending balance (in shares) at Dec. 31, 2023						0	0
Ending balance at Dec. 31, 2023	$ 1,711,171,000	$ 0	$ 0	$ 0		$ 0	$ 0
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation	37,161,000							12,946,000	24,215,000
Distributions	(45,678,000)							$ (15,969,000)	$ (29,709,000)
Units exchanged (in shares)								81,357	(81,357)
Exchange of Class B Units								$ 541,000	$ (541,000)
Cancellation of Class A Units (in shares)								(1,329,530)
Cancellation of Class A Units	(13,816,000)							$ (13,816,000)
Issuance of class A units, net of issuance cost (in shares)								16,989,112
Issuance of Class A Units, net of issuance cost	122,168,000							$ 122,168,000
Other	1,099,000							416,000	683,000
Income (loss) for the period	262,531,000							$ 84,969,000	$ 177,562,000
Ending balance (in shares) at Jun. 30, 2024								125,040,271	215,847,000
Ending balance at Jun. 30, 2024								$ 899,736,000	$ 1,174,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Income / (loss) for the period	262,531,000							$ 84,969,000	$ 177,562,000
Ending balance (in shares) at Jun. 30, 2024						0	0
Ending balance at Jun. 30, 2024	2,074,636,000	0	0	0		$ 0	$ 0
Beginning balance (in shares) at Dec. 31, 2023								109,299,332	215,928,474
Beginning balance at Dec. 31, 2023								$ 708,481,000	$ 1,002,690,000
Ending balance (in shares) at Dec. 31, 2024								127,577,780	215,862,343
Ending balance at Dec. 31, 2024								$ 949,730,000	$ 1,244,622,000
Beginning balance (in shares) at Dec. 31, 2023						0	0
Beginning balance at Dec. 31, 2023	1,711,171,000	0	0	0		$ 0	$ 0
Ending balance (in shares) at Dec. 31, 2024					170,332,037	0	0
Ending balance at Dec. 31, 2024	2,194,352,000	0	0	0		$ 0	$ 0
Beginning balance (in shares) at Mar. 31, 2024								109,545,485	215,928,474
Beginning balance at Mar. 31, 2024								$ 831,568,000	$ 1,248,481,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation	18,479,000							6,675,000	11,804,000
Distributions	(8,980,000)							$ (3,273,000)	$ (5,707,000)
Units exchanged (in shares)								81,357	(81,357)
Exchange of Class B Units	0							$ 541,000	$ (541,000)
Cancellation of Class A Units (in shares)								(1,321,296)
Cancellation of Class A Units	(13,042,000)							$ (13,042,000)
Issuance of class A units, net of issuance cost (in shares)								16,734,725
Issuance of Class A Units, net of issuance cost	122,015,000							$ 122,015,000
Other	1,711,000							622,000	1,089,000
Income (loss) for the period	(125,596,000)							$ (45,370,000)	$ (80,226,000)
Ending balance (in shares) at Jun. 30, 2024								125,040,271	215,847,000
Ending balance at Jun. 30, 2024								$ 899,736,000	$ 1,174,900,000
Beginning balance (in shares) at Mar. 31, 2024						0	0
Beginning balance at Mar. 31, 2024	2,080,049,000	0	0	0		$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Income / (loss) for the period	(125,596,000)							$ (45,370,000)	$ (80,226,000)
Ending balance (in shares) at Jun. 30, 2024						0	0
Ending balance at Jun. 30, 2024	2,074,636,000	0	0	0		$ 0	$ 0
Beginning balance (in shares) at Dec. 31, 2024								127,577,780	215,862,343
Beginning balance at Dec. 31, 2024								$ 949,730,000	$ 1,244,622,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation	20,202,000							7,547,000	12,655,000
Distributions	(39,881,000)							$ (15,017,000)	(24,864,000)
Cancellation of Class A Units (in shares)								(2,208,707)
Cancellation of Class A Units	(26,649,000)							$ (26,649,000)
Issuance of class A units, net of issuance cost (in shares)								5,533,779
Issuance of Class A Units, net of issuance cost	2,294,000							$ 2,294,000
Income / (loss) for the period	(326,337,000)							$ (121,592,000)	$ (204,745,000)
Impact of Reorganization Transactions (in shares)						130,902,852		(130,902,852)	(215,862,343)
Impact of Reorganization Transactions	248,700,000	631,524,000	306,192,000	1,134,298,000		$ 131,000	$ 215,862,343	$ (796,053,000)	$ (1,027,392,000)
Other								$ (260,000)	$ (276,000)
Income (loss) for the period	(264,740,000)
Ending balance (in shares) at Jun. 30, 2025								0	0
Ending balance at Jun. 30, 2025								$ 0	$ 0
Beginning balance (in shares) at Dec. 31, 2024					170,332,037	0	0
Beginning balance at Dec. 31, 2024	2,194,352,000	0	0	0		$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Impact of Reorganization Transactions (in shares)						130,902,852		(130,902,852)	(215,862,343)
Impact of Reorganization Transactions	248,700,000	631,524,000	306,192,000	1,134,298,000		$ 131,000	$ 215,862,343	$ (796,053,000)	$ (1,027,392,000)
Equity based compensation	7,388,000	3,137,000		4,251,000
Cancellation of Class A common stock (in shares)						(141,424)
Cancellation of Class A common stock	(2,236,000)	(2,235,000)				$ (1,000)
Common stock (in shares)						27,593,598
Issuance of Class A common stock, net of issuance cost	474,688,000	474,660,000				$ 28,000
Exchange of Class B common stock (in shares)						11,977,011	(11,977,011)
Exchange of Class B common stock	0	66,722,000		(66,734,000)		$ 12,000
Other	10,100,000			10,636,000
Income / (loss) for the period	61,597,000		26,151,000	35,446,000
Income / (loss) for the period	(264,740,000)
Ending balance (in shares) at Jun. 30, 2025					170,332,037	170,332,037	203,885,332
Ending balance at Jun. 30, 2025	2,624,218,000	1,173,808,000	332,343,000	1,117,897,000		$ 170,000	$ 0
Beginning balance (in shares) at Mar. 31, 2025								128,002,717	215,862,343
Beginning balance at Mar. 31, 2025								$ 840,027,000	$ 1,061,617,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation	6,465,000							2,437,000	4,028,000
Distributions	(30,444,000)							$ (11,445,000)	(18,999,000)
Cancellation of Class A Units (in shares)								(2,147,667)
Cancellation of Class A Units	(23,361,000)							$ (23,361,000)
Issuance of class A units, net of issuance cost (in shares)								5,047,802
Issuance of Class A Units, net of issuance cost	47,000							$ 47,000
Income / (loss) for the period	(30,906,000)							$ (11,651,000)	$ (19,255,000)
Impact of Reorganization Transactions (in shares)						130,902,852		(130,902,852)	(215,862,343)
Impact of Reorganization Transactions	248,700,000	631,524,000	306,192,000	1,134,298,000		$ 131,000	$ 215,862,343	$ (796,054,000)	$ (1,027,391,000)
Income (loss) for the period	30,691,000
Ending balance (in shares) at Jun. 30, 2025								0	0
Ending balance at Jun. 30, 2025								$ 0	$ 0
Beginning balance (in shares) at Mar. 31, 2025						0	0
Beginning balance at Mar. 31, 2025	1,901,644,000	0	0	0		$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Impact of Reorganization Transactions (in shares)						130,902,852		(130,902,852)	(215,862,343)
Impact of Reorganization Transactions	248,700,000	631,524,000	306,192,000	1,134,298,000		$ 131,000	$ 215,862,343	$ (796,054,000)	$ (1,027,391,000)
Equity based compensation	7,389,000	3,137,000		4,252,000
Cancellation of Class A common stock (in shares)						(141,424)
Cancellation of Class A common stock	(2,236,000)	(2,235,000)				$ (1,000)
Common stock (in shares)						27,593,598
Issuance of Class A common stock, net of issuance cost	474,688,000	474,660,000				$ 28,000
Exchange of Class B common stock (in shares)						11,977,011	(11,977,011)
Exchange of Class B common stock	0	66,722,000		(66,734,000)		$ 12,000
Other	10,635,000			10,635,000
Income / (loss) for the period	61,597,000		26,151,000	35,446,000
Income / (loss) for the period	30,691,000
Ending balance (in shares) at Jun. 30, 2025					170,332,037	170,332,037	203,885,332
Ending balance at Jun. 30, 2025	$ 2,624,218,000	$ 1,173,808,000	$ 332,343,000	$ 1,117,897,000		$ 170,000	$ 0